Note I - Business Segment Information (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note I - Business Segment Information (Details) [Line Items]
Number of Reportable Segments	1
Number of Countries in which Entity Operates	120
UNITED STATES
Note I - Business Segment Information (Details) [Line Items]
Long-Lived Assets, Percent	99.00%	98.00%